SCHEDULE OF INTANGIBLE ASSETS, NET (Details) - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Software	$ 232,764	$ 212,478
Land use right	2,352,331	2,147,318
Less: accumulated amortization	(361,810)	(254,993)
Intangible assets, net	$ 2,223,285	$ 2,104,803